Financial Condition and Net Income on a Statutory Basis - Significant Subs (Tables)	12 Months Ended
Dec. 31, 2011
Statutory Basis [Abstract]
Statutory Accounting Practices Disclosure [Table Text Block]
(dollars in thousands)	Statutory Capital & Surplus		Statutory Net Income (Loss)
	2011	2010	2011	2010	2009
RGA Reinsurance	$1,515,934	$1,528,887	$129,717	$68,010	$63,189
RCM	1,478,864	1,486,928	37,142	53,690	(16,800)
RGA Canada	610,142	522,756	102,229	68,561	(2,620)
RGA Barbados(1)	493,637	409,147	149,676	98,688	33,220
RGA Australia	382,395	339,297	44,403	31,897	37,515
RGA Atlantic(1)	345,247	287,386	74,506	81,390	47,369
RGA Americas(1)	267,871	259,589	55,639	50,314	15,433
Other reinsurance subsidiaries(1)	644,918	454,738	(420,206)	80,286	(315,713)

(1)	The statutory basis for these subsidiaries is GAAP. However, the Company has not yet filed statutory financial statements, for periods beginning after January 1, 2012, including the retrospective adjustments associated with the adoption of new accounting guidance for deferred acquisition costs. Therefore, these balances have not been adjusted. It is expected that the impact on the statutory capital and surplus and statutory pre-tax income (loss) associated with the adoption of the new accounting guidance for deferred acquisition costs on January 1, 2012 will be:

	Statutory Capital
	& Surplus		Statutory Pre-tax Income
	2011		2011	2010
RGA Barbados	$(1,181)		$(1,275)	$--
RGA Atlantic	(16,913)		(4,502)	(3,163)
RGA Americas	(28,528)		(9,651)	(7,743)
Other reinsurance subsidiaries	(1,487)		(1,295)	(192)